Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 06, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted	$ 27.87	$ 39.64
Options exercised	128,457	153,014	75,694
Option exercise price	$ 26.21	$ 13.23
Unrecognized compensation expense related to unvested share options	$ 5,452,347
Unrecognized compensation expense, period for recognition	3 years 3 months 15 days
Restricted shares granted	83,000
Converted to restricted shares	$ 37.03
Conversion of Options to restricted shares | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 0
Conversion of Options to restricted shares | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 9.52
Stock Options | Modification of Exercise Price | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 12.12
Stock Options | Modification of Exercise Price | After Modification | American Depositary Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 6.06
Stock Options | Modification of Exercise Price | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 19.81
Nonvested Stock Option | Modification of Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost related to plan modified	700,000
Vested Stock Options | Modification of Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost related to plan modified	200,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition	1 year 11 months 9 days
Total fair value of non-vested restricted shares	3,543,512	2,702,791	2,144,851
Unrecognized compensation expense related to non-vested restricted shares	4,526,236
Restricted Stock | Modification of Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost related to plan modified	200,000			300,000
Unrecognized compensation expense, period for recognition	2 years			2 years
Restricted shares granted	150,000
Restricted Stock | Modification of Exercise Price | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted				19,375
Restricted Stock | Modification of Exercise Price | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 0
Converted to restricted shares				$ 0
Restricted Stock | Modification of Exercise Price | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price	$ 5.58
Converted to restricted shares				$ 37.03
Restricted Stock | Conversion of Options to restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost related to plan modified	$ 2,200,000
Stock Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock	8.00%
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock	10.00%
Maximum number of shares that may be issued	2,315,000
Stock Incentive Plan 2010 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term	10 years
Vesting period for remaining the 75% of options granted	36 months
Stock Incentive Plan 2010 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	25.00%
Stock Incentive Plan 2010 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	75.00%